Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting [Abstract]
Assets, Gross amounts presented in Consolidated Balance Sheets	$ 62	$ 69
Assets, Gross amounts not offset in Consolidated Balance Sheets	42	20
Assets, Net Amounts	20	49
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(65)	(20)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(42)	(20)
Liabilities, Net Amounts	$ (23)	$ 0